Payden Global Low Duration Fund
1
Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (101%)
Australia (USD) (1%
)
185,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) $ 179
200,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (a) 194
373
Bermuda (USD) (0%
)
87,104 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 6.94%, 4/25/34 (a)(b) 87
Canada (USD) (8%
)
225,000 Bank of Montreal , 5.27%, 12/11/26  228
700,000 Canadian Imperial Bank of Commerce 144A,
4.41%, 6/08/28 (a)(c) 697
600,000 CDP Financial Inc. 144A, (Secured Overnight
Financing Rate + 0.400%), 5.76%, 5/19/25 (a)
(b) 601
550,000 CPPIB Capital Inc. 144A, 3.00%, 6/13/24 (a) 545
580,000 CPPIB Capital Inc. 144A, 4.13%, 10/21/24 (a) 576
750,000 Export Development Canada , 3.38%, 8/26/25  737
260,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.009%), 3.75%,
6/09/25 (b) 258
345,000 Toronto-Dominion Bank , 5.53%, 7/17/26  351
3,993
Cayman Islands (USD) (4%
)
539,474 Bain Capital Credit CLO Ltd. 2017-1A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.232%), 6.55%, 7/20/30 (a)(b) 540
5,223 BDS Ltd. 2020-FL5 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.264%),
6.60%, 2/16/37 (a)(b) 5
448,948 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.252%), 6.57%, 4/15/29 (a)(b) 449
250,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 7.25%, 12/15/39 (a)(b) 246
438,033 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
1.414%), 6.75%, 7/15/36 (a)(b) 435
387,039 Magnetite VII Ltd. 2012-7A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.062%), 6.38%, 1/15/28 (a)(b) 387
116,363 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
6.53%, 7/15/38 (a)(b) 115
2,177
France (USD) (5%
)
220,000 Banque Federative du Credit Mutuel SA 144A,
1.00%, 2/04/25 (a)(c) 211
355,000 Banque Federative du Credit Mutuel SA 144A,
4.94%, 1/26/26 (a) 354
200,000 Banque Federative du Credit Mutuel SA 144A,
5.09%, 1/23/27 (a) 202
250,000 BPCE SA 144A, 5.20%, 1/18/27 (a) 252
Principal
or Shares Security Description
Value
(000)
395,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 2.100%), 5.98%, 1/18/27 (a)
(b) $ 399
700,000 Caisse d'Amortissement de la Dette Sociale
144A, 0.38%, 5/27/24 (a)(c) 689
350,000 Credit Agricole SA 144A, 5.59%, 7/05/26 (a) 357
2,464
Germany (USD) (1%
)
600,000 FMS Wertmanagement , 0.38%, 5/06/24 (d) 592
Ireland (USD) (1%
)
280,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  272
150,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 6.10%, 1/15/27  153
425
Japan (USD) (4%
)
200,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.700%), 4.79%, 7/18/25 (b) 199
200,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.080%), 5.72%, 2/20/26 (b) 201
290,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (a) 280
250,000 Sumitomo Mitsui Financial Group Inc. , 1.47%,
7/08/25  238
340,000 Sumitomo Mitsui Financial Group Inc. , 5.88%,
7/13/26  347
345,000 Sumitomo Mitsui Trust Bank Ltd. 144A,
5.65%, 3/09/26 (a) 350
400,000 Suntory Holdings Ltd. 144A, 2.25%,
10/16/24 (a) 391
2,006
Jersey (USD) (0%
)
70,000 Aptiv PLC/Aptiv Corp. , 2.40%, 2/18/25 (c) 68
Netherlands (USD) (3%
)
200,000 ABN AMRO Bank NV 144A, (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.650%), 6.34%, 9/18/27 (a)(b) 205
750,000 BNG Bank NV 144A, 3.50%, 8/26/24 (a) 742
947
Norway (USD) (1%
)
250,000 Aker BP ASA 144A, 2.88%, 1/15/26 (a) 239
200,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 213
452
Panama (USD) (1%
)
225,000 Intercorp Financial Services Inc. 144A, 4.13%,
10/19/27 (a) 209
Philippines (USD) (1%
)
560,000 Asian Development Bank , 4.25%, 1/09/26  560
Spain (USD) (0%
)
200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.450%), 5.74%, 6/30/24 (b) 200
Sweden (USD) (4%
)
220,000 Kommuninvest I Sverige AB 144A, 4.25%,
12/10/25 (a) 219
1,000,000 Svensk Exportkredit AB , 3.63%, 9/03/24  991

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
500,000 Svensk Exportkredit AB , 4.00%, 7/15/25  $ 495
1,705
Switzerland (USD) (1%
)
200,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(b) 206
United Kingdom (GBP) (1%
)
150,000 Sage AR Funding No 1 PLC 1A 144A,
(Sterling Overnight Index Average + 1.250%),
6.47%, 11/17/30 (a)(b)(e) 188
United Kingdom (USD) (0%
)
200,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (b) 202
United States (USD) (62%
)
75,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 71
70,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 67
70,000 Ally Financial Inc. , 5.75%, 11/20/25  70
350,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.970%), 5.39%, 7/28/27 (b) 354
100,000 American Express Co. , (U.S. Secured
Overnight Financing Rate + 1.330%), 6.34%,
10/30/26 (b) 102
415,000 Bank of America Corp. , (U.S. Secured
Overnight Financing Rate + 1.750%), 4.83%,
7/22/26 (b) 413
62,414 Bellemeade Re Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 6.34%, 9/25/31 (a)(b) 62
14,334,921 Benchmark Mortgage Trust 2018-B6, 0.55%,
10/10/51 (f) 170
95,000 Blackstone Private Credit Fund , 2.70%,
1/15/25  92
130,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  126
85,000 Blue Owl Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 78
200,000 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 7.59%, 9/15/35 (a)(b) 202
300,000 BX Commercial Mortgage Trust 2024-
XL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.442%), 6.44%, 2/15/39 (a)
(b) 301
280,000 BX Commercial Mortgage Trust 2020-
VKNG 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.244%), 6.58%,
10/15/37 (a)(b) 278
200,000 BX Trust 2021-ARIA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
6.35%, 10/15/36 (a)(b) 197
200,000 BX Trust 2024-BIO 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.642%),
6.94%, 2/15/41 (a)(b) 200
2,837,143 Cantor Commercial Real Estate Lending 2019-
CF1, 1.29%, 5/15/52 (f) 112
75,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (b) 78
Principal
or Shares Security Description
Value
(000)
88,800 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) $ 86
465,620 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 418
75,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 72
70,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  70
265,000 Cheniere Corpus Christi Holdings LLC , 5.88%,
3/31/25  266
90,000 Civitas Resources Inc. 144A, 8.38%,
7/01/28 (a) 95
190,000 CommonSpirit Health , 6.07%, 11/01/27  197
230,000 Concentrix Corp. , 6.65%, 8/02/26  236
19,576 Connecticut Avenue Securities Trust 2020-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.164%), 7.51%,
1/25/40 (a)(b) 20
152,006 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
2.264%), 7.61%, 11/25/39 (a)(b) 153
157,040 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 7.89%,
7/25/42 (a)(b) 162
100,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 9.11%,
2/25/40 (a)(b) 106
21,000 Coty Inc. 144A, 5.00%, 4/15/26 (a) 21
400,000 Diamond Issuer 2021-1A 144A, 2.31%,
11/20/51 (a) 356
40,000 DPL Inc. , 4.13%, 7/01/25  39
70,000 Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a) 70
165,000 Energy Transfer LP , 6.05%, 12/01/26  170
39,000 EQT Corp. , 6.13%, 2/01/25  39
700,000 Fannie Mae Connecticut Avenue Securities
2021-R02 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
2.000%), 7.34%, 11/25/41 (a)(b) 706
470,000 Federal Home Loan Mortgage Corp. , 4.00%,
2/28/25  467
670,000 FHLB , 5.00%, 2/28/25  672
250,000 First-Citizens Bank & Trust Co. , (3 mo. Term
Secured Overnight Financing Rate + 1.715%),
2.97%, 9/27/25 (b) 245
550,000 Flagship Credit Auto Trust 2023-2 144A,
5.22%, 12/15/27 (a) 549
300,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 272
700,000 FNMA , 4.50%, 7/24/26  698
200,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  198
105,391 Freddie Mac STACR REMIC Trust 2021-
HQA3 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
0.850%), 6.19%, 9/25/41 (a)(b) 105
70,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  69
245,000 FS KKR Capital Corp. 144A, 4.25%,
2/14/25 (a) 240
65,000 General Motors Financial Co. Inc. , 3.80%,
4/07/25 (c) 64

Principal
or Shares Security Description
Value
(000)
200,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) $ 186
200,000 GM Financial Consumer Automobile
Receivables Trust 2024-1, 4.85%, 12/18/28  201
310,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.075%), 5.80%,
8/10/26 (b) 313
135,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  134
15,000 Graphic Packaging International LLC , 4.13%,
8/15/24  15
600,000 GreatAmerica Leasing Receivables 2023-1
144A, 5.15%, 7/15/27 (a) 600
70,000 HCA Inc. , 5.38%, 2/01/25  70
85,000 Hyundai Capital America 144A, 5.25%,
1/08/27 (a) 86
385,000 Hyundai Capital America 144A, 5.65%,
6/26/26 (a) 389
65,000 JPMorgan Chase & Co. , (U.S. Secured
Overnight Financing Rate + 1.190%), 5.04%,
1/23/28 (b) 65
118,027 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 0.97%, 12/26/28 (a) 116
15,000 Kodiak Gas Services LLC 144A, 7.25%,
2/15/29 (a) 15
70,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 68
30,000 Meritage Homes Corp. , 5.13%, 6/06/27  29
44,000 Meritage Homes Corp. , 6.00%, 6/01/25  44
360,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.940%), 2.63%, 2/18/26 (b) 350
180,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.669%), 4.68%, 7/17/26 (b) 179
20,000 Nabors Industries Inc. 144A, 9.13%,
1/31/30 (a) 20
239,731 Navient Private Education Refi Loan Trust
2021-CA 144A, 1.06%, 10/15/69 (a) 210
267,941 Navient Private Education Refi Loan Trust
2021-FA 144A, 1.11%, 2/18/70 (a) 229
103,614 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(f) 99
183,509 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(f) 174
180,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 178
355,000 Nissan Motor Acceptance Co. LLC 144A,
1.05%, 3/08/24 (a) 353
85,000 Nissan Motor Acceptance Co. LLC 144A,
1.13%, 9/16/24 (a) 83
520,767 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 1.85%, 11/20/50 (a) 479
500,000 OneMain Direct Auto Receivables Trust 2022-
1A 144A, 4.65%, 3/14/29 (a) 496
75,000 OneMain Finance Corp. , 7.13%, 3/15/26  76
300,000 OneMain Financial Issuance Trust 2023-2A
144A, 5.84%, 9/15/36 (a) 306
400,000 OneMain Financial Issuance Trust 2022-3A
144A, 5.94%, 5/15/34 (a) 403
125,000 ONEOK Inc. , 5.55%, 11/01/26  127
185,000 Ovintiv Inc. , 5.65%, 5/15/25  186
70,000 Penske Automotive Group Inc. , 3.50%,
9/01/25 (c) 68
45,000 Penske Truck Leasing Co. LP/PTL Finance
Corp. 144A, 5.35%, 1/12/27 (a) 45
Principal
or Shares Security Description
Value
(000)
400,000 PFS Financing Corp. 2024-B 144A, 4.95%,
2/15/29 (a) $ 400
200,000 PFS Financing Corp. 2023-C 144A, 5.52%,
10/15/28 (a) 203
45,000 PNC Financial Services Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.342%),
5.30%, 1/21/28 (b)(c) 45
40,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 40
145,000 Qorvo Inc. , 1.75%, 12/15/24  140
70,000 Radian Group Inc. , 6.63%, 3/15/25  70
180,000 Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (a) 182
165,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 152
78,940 Santander Bank Auto Credit-Linked Notes
2022-A 144A, 5.28%, 5/15/32 (a) 78
250,000 Santander Bank Auto Credit-Linked Notes
2023-B 144A, 5.64%, 12/15/33 (a) 252
82,579 Santander Bank Auto Credit-Linked Notes
2022-B 144A, 6.79%, 8/16/32 (a) 83
126,443 Santander Bank Auto Credit-Linked Notes
2022-C 144A, 6.99%, 12/15/32 (a) 127
48,809 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 48
134,677 Santander Drive Auto Receivables Trust 2023-
S1 144A, 8.14%, 4/18/28 (a) 136
200,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 179
180,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 168
70,000 Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a) 65
186,871 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (a) 163
319,241 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (a) 276
350,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 327
75,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 73
75,000 Starwood Property Trust Inc. , 4.75%, 3/15/25  74
281,250 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (a) 277
55,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A, 7.38%, 2/15/29 (a) 55
70,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 68
640,000 Texas Natural Gas Securitization Finance Corp. ,
5.10%, 4/01/35  654
300,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 292
70,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  70
75,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 76
70,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  70
1,450,000 U.S. Treasury Note , 4.25%, 12/31/25  1,450
950,000 U.S. Treasury Note , 4.25%, 1/31/26  950
2,210,000 U.S. Treasury Note , 4.38%, 12/15/26  2,231
1,617,000 U.S. Treasury Note , 4.50%, 8/15/26  1,629
415,000 U.S. Treasury Note , 5.00%, 8/31/25  419
450,000 Vantage Data Centers Issuer LLC 2020-1A
144A, 1.65%, 9/15/45 (a) 419
238,958 Vantage Data Centers Issuer LLC 2019-1A
144A, 3.19%, 7/15/44 (a) 235
75,000 VICI Properties LP , 4.38%, 5/15/25  74
40,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 39

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
265,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.91%, 4/25/26 (b) $ 261
5,668,394 Wells Fargo Commercial Mortgage Trust 2018-
C46, 1.08%, 8/15/51 (f) 128
100,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  97
20,502 Westlake Automobile Receivables Trust 2020-
1A 144A, 2.80%, 6/16/25 (a) 20
295,500 Wingstop Funding LLC 2020-1A 144A,
2.84%, 12/05/50 (a) 268
40,000 XHR LP 144A, 6.38%, 8/15/25 (a) 40
29,329
Total Bonds
(Cost - $47,310) 46,183
Commercial Paper(g) (3%
)
450,000 Canadian National Railway Co. , 5.59%,
2/01/24 450
450,000 Canadian Pacific Railway Co. , 5.66%, 2/21/24 449
350,000 Glencore Funding LLC , 5.72%, 2/09/24 350
275,000 VW Credit Inc. , 5.54%, 2/13/24 274
Total Commercial Paper (Cost - $1,523)
1,523
Investment Company (6%)
2,806,872 Payden Cash Reserves Money Market Fund*
(Cost - $2,807)  2,807
Total Investments (Cost - $51,640)  (107%)
50,513
Liabilities in excess of Other Assets ( -7% )
(3,126)
Net Assets (100%)
$ 47,387
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(c) All or a portion of these securities are on loan. At January 31, 2024, the total market value of the Fund’s securities on loan is $987 and the total market value of the collateral held by the Fund is $1,015. Amounts in 000s.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Principal in foreign currency.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 196 GBP  158 HSBC Bank USA, N.A. 03/18/2024 $ (4)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 47 Mar-24 $ 9,666 $ 63 $ 63
Short Contracts:
U.S. Treasury 5-Year Note Future 7 Mar-24 (759) (16) (16)
Total Futures
$47